Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Significant Accounting Policies [Line Items]
Assets	$ 718,684,541	$ 718,684,541	$ 683,000,517
Liabilities	578,952,991	578,952,991	525,937,015
Revenues		7,301,666	2,594,903
Net cash provided by (used in) operating activities		26,690,553	12,581,077
Operating lease, right-of-use asset	127,061,894	127,061,894	126,675,770	$ 98,912,687
Operating lease, liability	$ 132,299,312	132,299,312	129,049,990	$ 98,912,687
Increase (decrease) in accounts receivable		$ 8,259,697	$ 25,243,156
Earnings per share, basic and diluted		$ (0.29)	$ 0.14
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) in accounts receivable		$ 12,300,000	$ 9,400,000
Earnings per share, basic and diluted	$ 0.13	$ 0.13
Minimum [Member]
Significant Accounting Policies [Line Items]
Lessee, operating lease, term of contract	3 years	3 years
Lessee, operating lease, renewal term	10 years	10 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lessee, operating lease, term of contract	10 years	10 years
Lessee, operating lease, renewal term	30 years	30 years
Variable Interest Entity, Primary Beneficiary [member]
Significant Accounting Policies [Line Items]
Assets	$ 57,000,000	$ 57,000,000	58,700,000
Liabilities	$ 2,400,000	2,400,000	0
Revenues		139,100,000	151,900,000
Net cash provided by (used in) operating activities		$ 134,700,000	$ 112,000,000